Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Detailed Information about Illiquidity Premium Per Portfolio (Detail)	Dec. 31, 2023	Dec. 31, 2022
Fixed Deferred Annuity [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.44%
Fixed Deferred Annuity [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.21%	1.48%
Fixed Deferred Annuity [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.12%	1.31%
Fixed Deferred Annuity [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.11%	1.12%
Fixed Deferred Annuity [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.11%	1.12%
Fixed Deferred Annuity [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.11%	1.12%
Indexed Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.48%
Indexed Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.24%	1.45%
Indexed Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.33%
Indexed Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.18%	1.22%
Indexed Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.18%	1.22%
Indexed Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.21%	1.21%
Long-Term Care [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.97%	1.37%
Long-Term Care [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.98%	1.38%
Long-Term Care [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.98%	1.38%
Long-Term Care [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.32%
Long-Term Care [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.32%
Long-Term Care [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.30%	1.32%
Traditional Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.99%	1.41%
Traditional Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.01%	1.42%
Traditional Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.02%	1.40%
Traditional Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.31%
Traditional Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.19%	1.31%
Traditional Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.28%	1.31%
Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.01%	1.43%
Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.03%	1.44%
Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.02%	1.39%
Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.13%	1.29%
Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.17%	1.28%
Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.26%	1.28%
Variable Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.69%	0.67%
Variable Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.69%	0.67%
Variable Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.68%	0.67%
Variable Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.67%	0.67%
Variable Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.64%	0.67%
Variable Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.67%	0.68%
Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	1.08%
Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	1.08%
Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	1.08%
Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	1.08%
Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	1.08%
Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	1.03%
Individual Protection [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.49%	0.50%
Individual Protection [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.49%	0.50%
Individual Protection [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.49%	0.50%
Individual Protection [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.49%	0.50%
Individual Protection [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.49%	0.50%
Individual Protection [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.40%	0.42%